DEBT (Details) - USD ($)	1 Months Ended
	May 31, 2015	Sep. 30, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total long-term debt outstanding		$ 1,237,100,000	$ 1,272,400,000
Deferred financing costs		$ 7,200,000	$ 10,800,000
2015 Norwegian Bonds | Extended Bonds
Short-term Debt [Line Items]
Debt instrument, face amount	$ 150,000,000
Debt instrument, term	5 years
Basis spread on variable rate	4.40%
2015 Norwegian Bonds | Extended Bonds | Interest Rate Swap
Short-term Debt [Line Items]
Interest rate, stated percentage	6.275%